Share-Based Compensation - Additional Information (Detail)								1 Months Ended	12 Months Ended						106 Months Ended
	Jun. 06, 2017 $ / shares shares	Aug. 06, 2016 CNY (¥) shares	Dec. 07, 2015 shares	Nov. 17, 2015 Employee $ / shares	Jun. 13, 2015 Employee $ / shares	Apr. 22, 2013 Employee $ / shares	Dec. 08, 2010 USD ($) $ / shares shares	Sep. 30, 2012 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 CNY (¥) shares	Aug. 31, 2016 USD ($) shares	Aug. 06, 2016 USD ($)	Nov. 30, 2015 shares	Sep. 30, 2011 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares									1,000,000		6,000,000	6,000,000			1,000,000	1,000,000
Ordinary shares, par value | $ / shares																$ 0.01
Number of options exercised	6,328,535								1,848,544	1,848,544
Number of options canceled	10,806,665								3,151,456	3,151,456
Number of Options Vesting									8,200,000	8,200,000
Share options granted									0	0
Incremental compensation cost recognized									¥ 33,000,000	$ 5,100,000
Share-based compensation									¥ 38,029,713	$ 5,845,060	¥ 28,051,735		¥ 34,007,629
Restricted common stock granted								6,122,435
Percentage of restricted common stock vested								60.00%
Shares vested period									36 months	36 months
Ordinary granted to Incsight Limited (''Incsight'')
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date			Dec. 07, 2018
Share-based compensation									¥ 500,000	$ 100,000	1,900,000		1,200,000
Equity granted			500,000				1,500,000
Stock award term			3 years				5 years
Fair value of equity granted | $ / shares							$ 6.48
Cumulative profit | $							$ 5,000,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when Group achieves breakeven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted							500,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted							1,000,000
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Funds required for the development of CrossFire new mobile game		¥ 157,500,000							¥ 157,500,000						¥ 157,500,000	$ 24,200,000	¥ 157,500,000	$ 24,200,000	$ 24,200,000
Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting									4,555,556	4,555,556
Options granted, exercise price | $ / shares																$ 2.60
Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting									2,733,334	2,733,334
Options granted, exercise price | $ / shares																5.20
Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting									911,110	911,110
Options granted, exercise price | $ / shares																$ 7.80
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period									4 years	4 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period									1 year	1 year
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance									6,449,614						6,449,614	6,449,614	34,449,614	34,449,614		14,449,614
Stock options vesting percentage on each anniversary after grant date									33.33%	33.33%
Options to purchase ordinary share, outstanding shares									1,000,000						1,000,000	1,000,000
Options to purchase ordinary shares, available for future grants									25,456,208						25,456,208	25,456,208
Ordinary shares, par value | $ / shares	$ 0.01
Number of options exercised	6,328,535
Number of options canceled	10,806,665
Stock options, exercise price | $ / shares	$ 0.00
Share-based compensation									¥ 37,700,000	$ 5,800,000	¥ 25,800,000		32,000,000
2004 Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options contractual term									5 years	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares											4,485,200	4,485,200
Number of options exercised									1,674,995	1,674,995
Number of options canceled									2,810,205	2,810,205
Total intrinsic value of options exercised | $										$ 0		$ 0		$ 0
Fair value of options granted | $ / shares														$ 0.65
Share options granted									0	0
Predetermined Market Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares									7,000,000		6,500,000	6,500,000			7,000,000	7,000,000
Number of options exercised									2,379,968	2,379,968
Number of options canceled									4,120,032	4,120,032
Total intrinsic value of options exercised | $
Share options granted									0	0
Predetermined Market Condition | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.69
Predetermined Market Condition | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.68
Predetermined Market Condition | Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.60
Predetermined Market Condition | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.69
Predetermined Market Condition | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.6
Predetermined Market Condition and Service Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares									1,200,000		1,150,000	1,150,000			1,200,000	1,200,000
Number of options exercised									425,029	425,029
Number of options canceled									724,971	724,971
Share options granted									0	0
Predetermined Market Condition and Service Conditions | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.71
Predetermined Market Condition and Service Conditions | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.68
Predetermined Market Condition and Service Conditions | Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.60
Predetermined Market Condition and Service Conditions | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														0.71
Predetermined Market Condition and Service Conditions | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares														$ 0.6
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										$ 0.93		$ 0.93
Unrecognized compensation cost									¥ 3,800,000						¥ 3,800,000	$ 600,000
Performance Shares | CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted		6,000,000
Modification of Share-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected | Employee				15	25	234
Options granted, exercise price | $ / shares				$ 1.53	$ 1.78	$ 2.41
Original exercise price range, lower range limit | $ / shares				1.78		7.36
Original exercise price range, upper range limit | $ / shares				$ 2.41		$ 4.78
Options, expiration date					Aug. 26, 2020
Incremental compensation cost recognized									¥ 0	$ 0	¥ 0	$ 0	11,800,000	$ 1,800,000
Modification of Share-Based Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date					Dec. 10, 2015
Modification of Share-Based Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, expiration date					Aug. 26, 2015
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance																					22,855,591	13,626,955
Options to purchase ordinary share, outstanding shares									5,476,250		6,621,336	6,621,336			5,476,250	5,476,250
Options to purchase ordinary shares, available for future grants									15,475,087						15,475,087	15,475,087
Number of options exercised									0	0
Number of options canceled									1,145,086	1,145,086
Total intrinsic value of options exercised | $										$ 0		$ 0		$ 1,200
Share options granted									0	0
Share-based compensation									¥ 300,000	$ 100,000	¥ 400,000		¥ 800,000
Unrecognized compensation cost									¥ 300,000						¥ 300,000	$ 100,000
Stock award term									10 years	10 years
Option granted															38,191,879
Share-based awards vesting period									4 years	4 years
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant									5 years	5 years
Unrecognized compensation cost, recognition period									1 year 2 months 12 days	1 year 2 months 12 days
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										$ 0.149
Stock options, exercise price | $ / shares																$ 0.2450
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares										$ 0.012
Stock options, exercise price | $ / shares																$ 0.0001
Accelerated Vesting Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares	1.86
Accelerated Vesting Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares	$ 1.53